Taxes - Reconciles PRC statutory rates (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Taxes
Statutory PRC income tax rate	25.00%	25.00%
Favorable tax rate impact	0.00%	(7.00%)
Permanent difference and others	5.00%	5.00%
Changes of deferred tax assets valuation allowances	11.00%	8.00%
Total	41.00%	31.00%